Sep. 30, 2024
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF
Investment Objective
Parametric Equity Plus ETF (the “Fund”) seeks to provide long-term capital appreciation.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the most recent fiscal year end, no portfolio turnover rate is available for the Fund.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”). The investment objective of the Fund is to seek to provide long-term capital appreciation. The Adviser and Parametric Portfolio Associates LLC (the “Sub-Adviser”) seek to fulfill the Fund’s objective by (1) investing in an underlying base portfolio of equity securities (the “Equity Portfolio”) that primarily include equity securities of companies included in the Solactive GBS United States 500 Index (the “Equity Portfolio Index”) and (2) generating incremental total return via “beta-neutral” call overwriting that combines selling call options on the S&P 500® Index (the “Underlying Index”) with offsetting long equity exposure, including through investment in futures on the Underlying Index or in options on the Underlying Index or on the SPDR S&P 500 ETF Trust (the “Underlying ETF”), including Flexible Exchange Options (“FLEX Options”) that reference the Underlying Index or Underlying ETF.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
Equity securities generally represent an ownership interest in an issuer or may be convertible into or represent a right to acquire an ownership interest in an issuer. With respect to the Fund’s Equity Portfolio, the Fund invests primarily in common stock. The Fund’s performance will largely depend on the performance of the Equity Portfolio. The Equity Portfolio Index seeks to provide the returns of the 500 largest U.S. companies, as measured by market capitalization. The Equity Portfolio Index is comprised of the common stock of 500 U.S. companies ranked by total market capitalization in descending order. The constituents of the Equity Portfolio Index are weighted according to the securities’ free float market capitalization. The Equity Portfolio Index is rebalanced and reconstituted quarterly.
In constructing the Equity Portfolio, the Fund seeks to provide investment returns that are substantially similar to the Equity Portfolio Index while limiting the overlap between its investments that reflect constituents of the Equity Portfolio and the underlying constituents of the options in which the Fund invests (the “Options Portfolio”, as described in more detail below) to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law (straddle rules, if applicable, may defer losses realized by the Fund and accordingly increase capital gains; see “Tax Risk” below). The Equity Portfolio weightings are determined via an optimization process intended to provide return and risk characteristics that closely track those of the Equity Portfolio Index across key fundamental attributes such as value, growth, size, volatility, and momentum in addition to categorical attributes such as sector and industry. Through this optimization of holdings representing constituents of the Equity Portfolio Index, the Equity Portfolio is not expected to hold each of the constituents of the Equity Portfolio Index and the Fund’s investments that reflect constituents of the Equity Portfolio may be overweight or underweight as compared to the Equity Portfolio Index’s weighting.
The Fund expects that dividends received from its investment in equity securities that comprise the Equity Portfolio will be distributed to shareholders on a quarterly basis.
The Fund may incorporate tax loss harvesting within the Equity Portfolio to maximize realization of losses. Realized losses in the Equity Portfolio may be used to offset realized gains in the portfolio.
The Fund will also systematically sell (write) out-of-the-money call option contracts, based on the Underlying Index, which have an expiration date of approximately two weeks or less. The Fund will sell such call option contracts on the Underlying Index in a notional amount that is equal to or less than the market value of the total portfolio. Because the returns of the Equity Portfolio and of the Underlying Index are expected to be substantially similar, the sale of such call options (which are generally considered to be “uncovered”) may have the impact of reducing average equity market exposure of the Fund and capping potential gains from the Fund’s Equity Portfolio. To seek to offset this embedded directional short equity market exposure in the written call options, the Fund will add incremental long equity market exposure, with an objective of enhancing total return. The incremental long equity market exposure may be achieved through investing in derivatives, including in futures on the Underlying Index or in options on the Underlying Index or the Underlying ETF, including FLEX Options that reference the Underlying Index or Underlying ETF. The amount of the incremental long equity market exposure seeks to match the initial directional market exposure of the call options when they were written. This is intended to allow the Fund to maintain an average target beta of approximately 1.0, whereby “beta” is defined as a measure of a stock’s volatility relative to the overall market. The overall market, such as the S&P 500 Index, has a beta of 1.0 while a stock or portfolio that is more (less) volatile than the market over time has a beta above (below) 1.0. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase (in the case of a call option) or sell (in the case of a put option) the underlying asset (or deliver cash equal to the change in value of an underlying asset or index) at a specified price (“strike price”) within a specified time period or at a specified future date. Selling a call option entitles the seller to a premium equal to the value of the option at the time of the trade. In the event the underlying asset declines in value, the value of a call option will generally decrease (and may end up worthless). Conversely, in the event the underlying asset appreciates in value, the value of a call option will generally increase.
A call option is considered “out-of-the-money” when the strike price of the option exceeds the current price of the underlying asset. By selling call options, the Fund will receive premiums but will give up the opportunity to benefit from potential increases in the value of the Underlying Index above the exercise prices of such options. As a result of writing call options, the Fund may forgo performance in market environments with significant equity market appreciation in which the Underlying Index exceeds the strike price of the written call option. However, the Sub-Adviser will seek to “ladder” the Fund’s written call option positions to mitigate this risk. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates to reduce the concentration risk of a concentrated exposure to a single option expiration and to create more opportunities to roll option positions (i.e., one option position expires and a new option position is opened in the same underlying security) during extended periods of market appreciation. In this regard, the Sub-Adviser expects to write more frequent, short-dated call options with one to two-week expirations in tranches with such expirations being staggered approximately every two to four trading days. The Sub-Adviser believes that this may provide the opportunity for a more diversified options portfolio with more consistent greater upside appreciation profile compared to a written call option portfolio with a single position.
The Fund will also incorporate a risk management strategy implemented through the purchase of put options on the Underlying Index, which is intended to partially hedge the Fund’s exposure to equity market losses. Rather than seek to hedge the Fund’s exposure to absolute equity market loss (that is, to result in portfolio losses that are less than the losses of the Underlying Index), the objective of the risk management strategy is to seek to prevent against portfolio losses that exceed the losses of the Underlying Index during periods of significant declines in the Underlying Index.

Principal Risks
Performance Information
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund, by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the benchmark index selected for the Fund. Performance information for the Fund will be available online at www.eatonvance.com or by calling toll-free 800-836-2414.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Risk Not Insured Depository Institution [Member]
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Risk Lose Money [Member]
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Equity Securities [Member]
•
Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political conditions and public health conditions.  During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities may be subject to heightened risks.

The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Liquidity [Member]
•
Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Information Technology Sector Risk [Member]
•
Information Technology Sector Risk. To the extent the Fund invests a substantial portion of its assets in the information technology sector, the value of Fund shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, product obsolescence, government regulation, and competition, and may fluctuate more than that of a fund that does not invest significantly in companies in the technology sector.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Market and Geopolitical Risk [Member]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the  U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Derivatives [Member]
•
Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Call Option Writing Risk [Member]
•
Call Option Writing Risk. Writing call options involves the risk that the Fund may be required to sell the underlying security or instrument (or settle in cash an amount of equal value) at a disadvantageous price or below the market price of such underlying security or instrument, at the time the option is exercised. As the writer of a call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security or instrument covering the option above the sum of the premium and the exercise price, but retains the risk of loss should the price of the underlying security or instrument decline.

During periods in which equity markets are generally unchanged or falling, or in a modestly rising market where the income from premiums exceeds the aggregate appreciation of the underlying security or instrument over its exercise price, a diversified portfolio receiving premiums from its call option writing strategy may outperform the same portfolio without such an options strategy. However, in rising markets where the aggregate appreciation of the underlying security or instrument over its exercise price exceeds the income from premiums, a portfolio with a call writing strategy could significantly underperform the same portfolio without such an options writing strategy.

The Fund will also incur a form of economic leverage through its use of call options and other derivatives that seek to manage the overall directional market exposure, which could increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund.

There are special risks associated with uncovered option writing which expose the Fund to potentially significant loss. As the seller of an uncovered call option, the Fund bears unlimited risk of loss should the price of the underlying security increase above the exercise price until the Fund covers its exposure.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | ETF Structure Risks [Member]
•	ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened for exchange-traded funds that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser and/or Sub-Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Active Management Risk [Member]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser and/or Sub-Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser or Sub-Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance. The Sub-Adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to security-specific risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the Sub-Adviser, utilizing a rules-based process and systematic rebalancing. A systematic investment process is dependent on the Sub-Adviser’s skill in developing and maintaining that process. The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results. In addition, in implementing this rule-based management process, the Fund may not necessarily sell or otherwise close a position as a result of fundamental investment analysis or adverse changes in a company’s financial position or outlook.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | New Fund Risk [Member]
•
New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Underlying Index Risk [Member]
•
Underlying Index Risk. The Fund invests in options and futures that derive their value from the Underlying Index, and therefore, in addition to the performance of the Equity Portfolio, the Fund’s investment performance at least partially depends on the investment performance of the Underlying Index. The value of the Underlying Index  will fluctuate over time based on fluctuations in the values of the securities that comprise the Underlying Index, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Underlying ETF Risks [Member]
•
Underlying ETF Risk. The Fund invests in options that derive their value from the Underlying ETF, and therefore, in addition to the performance of the Equity Portfolio, the Fund’s investment performance at least partially depends on the investment performance of the Underlying  ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities that comprise the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Correlation [Member]
•
Correlation Risk. As an option approaches its expiration date, its value typically will increasingly move with the value of the Underlying Index or the Underlying ETF. However, the value of the options may vary prior to the expiration date because of related factors other than the value of the Underlying Index or the Underlying ETF. The value of the options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the options include interest rate changes and implied volatility levels of the Underlying Index or the Underlying ETF, among others. The value of the options held by the Fund typically do not increase or decrease at the same level as the Underlying Index’s or the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Clearing Member Risk [Member]
•
Clearing Member Risk. Transactions in some types of derivatives are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments to and receive payments from a clearing house through their accounts at clearing members. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Tax Risk [Member]
•
Tax Risk. The Fund intends to limit the overlap between the Equity Portfolio and the Options Portfolio to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund expects that the option contracts it writes will not be considered straddles because its stock holdings will be sufficiently dissimilar from the underlying constituents of its option contracts under applicable guidance established by the IRS. Under certain circumstances, however, the Fund may enter into options transactions or certain other investments that may constitute positions in a straddle. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions and may decrease the amount of the Fund’s dividends that may be reported as qualified dividend income. The tax consequences of such straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to  U.S. shareholders in a non- liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.